Operating expenses - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Operating expense	€ 82,755	€ 51,514	€ 178,538	€ 138,325
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Operating expense	55,416	43,286	133,362	107,936
Operating expenses, UC clinical program			92,784
Operating expenses, CD program			11,472
Operating expenses, development of new indications for obefazimod			6,295
Operating expenses, transversal activities			20,367
Increase in operating expenses, UC clinical program	8,579
Increase in operating expenses, development of new indications for obefazimod			5,985
Increase in operating expenses, CD program			5,385
Increase in operating expenses, transversal activities			5,948
Increase in employer contributions, share-based payments			14,815
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Operating expense	€ 25,500	€ 7,375	41,803	€ 25,306
Increase in employer contributions, share-based payments			15,075
Increase in professional fees expense			€ 1,168